UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:          811-4570

NAME OF REGISTRANT:                          VANGUARD NEW YORK TAX-FREE FUNDS

ADDRESS OF REGISTRANT:                       PO BOX 2600, VALLEY FORGE, PA 19482

NAME AND ADDRESS OF AGENT FOR SERVICE:       ANNE E. ROBINSON
                                             PO BOX 876
                                             VALLEY FORGE, PA 19482

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 669-1000

DATE OF FISCAL YEAR END:                     NOVEMBER 30

DATE OF REPORTING PERIOD:                    JULY 1, 2020 - JUNE 30, 2021

******************************* FORM N-Px REPORT *******************************
ICA File Number: 81104570B
Reporting Period: 07/01/2020 - 06/30/2021
VANGUARD NEW YORK TAX-FREE FUNDS

Each investment advisor's votes cast are shown separately below. Sections without an investment advisor listed reflect votes cast at the discretion of the Fund. The votes reported do not reflect any votes cast pursuant to a regulatory requirement.




================ VANGUARD NEW YORK MUNICIPAL MONEY MARKET FUND =================


BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.

Ticker:       MYN            Security ID:  09255E805
Meeting Date: JUL 27, 2020   Meeting Type: Annual
Record Date:  MAY 29, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Michael J. Castellano    For       For          Management
1.2   Elect Director Richard E. Cavanagh      For       For          Management
1.3   Elect Director Cynthia L. Egan          For       For          Management
1.4   Elect Director Robert Fairbairn         For       For          Management
1.5   Elect Director R. Glenn Hubbard         For       For          Management
1.6   Elect Director Catherine A. Lynch       For       For          Management
1.7   Elect Director John M. Perlowski        For       For          Management
1.8   Elect Director Karen P. Robards         For       For          Management
1.9   Elect Director Frank J. Fabozzi         For       For          Management
1.10  Elect Director W. Carl Kester           For       For          Management


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NUVEEN NEW YORK AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NRK            Security ID:  670656404
Meeting Date: AUG 05, 2020   Meeting Type: Annual
Record Date:  JUN 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director John K. Nelson           For       For          Management
1c.2  Elect Director Terence J. Toth          For       For          Management
1c.3  Elect Director Robert L. Young          For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN NEW YORK AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NRK            Security ID:  670656503
Meeting Date: AUG 05, 2020   Meeting Type: Annual
Record Date:  JUN 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director John K. Nelson           For       For          Management
1c.2  Elect Director Terence J. Toth          For       For          Management
1c.3  Elect Director Robert L. Young          For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN NEW YORK AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NRK            Security ID:  670656602
Meeting Date: AUG 05, 2020   Meeting Type: Annual
Record Date:  JUN 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director John K. Nelson           For       For          Management
1c.2  Elect Director Terence J. Toth          For       For          Management
1c.3  Elect Director Robert L. Young          For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN NEW YORK AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NRK            Security ID:  670656875
Meeting Date: AUG 05, 2020   Meeting Type: Annual
Record Date:  JUN 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director John K. Nelson           For       For          Management
1c.2  Elect Director Terence J. Toth          For       For          Management
1c.3  Elect Director Robert L. Young          For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN NEW YORK QUALITY MUNICIPAL INCOME FUND

Ticker:       NAN            Security ID:  67066X701
Meeting Date: AUG 05, 2020   Meeting Type: Annual
Record Date:  JUN 08, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director John K. Nelson           For       For          Management
1c.2  Elect Director Terence J. Toth          For       For          Management
1c.3  Elect Director Robert L. Young          For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

By:     /s/Mortimer J. Buckley
           Mortimer J. Buckley*
           Chief Executive Officer, President, and Trustee

Date:   August 24, 2021
*By:    /s/Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 23, 2020, see File Number 2-52698. Incorporated by Reference.